Expenses by Nature - Schedule of Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	R$ 74,953	R$ 80,175	R$ 88,491
Personnel expenses	85,517	80,267	87,259
Expenses with service provider	181,706	208,704	198,840
Leasing	51,901	28,204	32,836
Cost of agricultural products	372,651	369,807	370,222
Fair value of adjustment of agricultural products	112,815	17,041	148,260
Freight and storage	48,602	45,145	33,861
(Reversal) of allowance for doubtful accounts	(203)		2,093
Sale of farm	6,928	5,787	170
Maintenance, travel expenses and others	26,040	32,487	30,993
Total	960,910	867,617	993,025
Cost of products sold [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	72,243	78,705	87,363
Personnel expenses	37,359	34,109	36,170
Expenses with service provider	173,986	198,925	192,050
Leasing	51,194	27,567	32,274
Cost of agricultural products	372,651	369,807	370,222
Fair value of adjustment of agricultural products	112,815	17,041	148,260
Freight and storage
(Reversal) of allowance for doubtful accounts
Sale of farm
Maintenance, travel expenses and others	13,662	20,865	19,886
Total	833,910	747,019	886,225
Selling expenses [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization
Personnel expenses	4,185	4,132	4,884
Expenses with service provider
Leasing
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage	48,602	45,145	33,861
(Reversal) of allowance for doubtful accounts	(203)		2,093
Sale of farm	6,928	5,787	170
Maintenance, travel expenses and others
Total	59,512	55,064	41,008
General and administrative expenses [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	2,710	1,470	1,128
Personnel expenses	43,973	42,026	46,205
Expenses with service provider	7,720	9,779	6,790
Leasing	707	637	562
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage
(Reversal) of allowance for doubtful accounts
Sale of farm
Maintenance, travel expenses and others	12,378	11,622	11,107
Total	R$ 67,488	R$ 65,534	R$ 65,792